                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-10223

                               -----------------

                            ING SENIOR INCOME FUND
              (Exact name of registrant as specified in charter)

                               -----------------

                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

                (Name and address of
                 agent for service)
                                            With copies to:
              Theresa K. Kelety, Esq.
                ING Investments, LLC    Jeffrey S. Puretz, Esq.
              7337 E. Doubletree Ranch        Dechert LLP
                  Road, Suite 100         1775 I Street, N.W.
                Scottsdale, AZ 85258      Washington, DC 20006

      Registrant's telephone number, including area code: (800) 992-0180

                               -----------------

          Date of fiscal year end: February 28

          Date of reporting period: July 1, 2010 - June 30, 2011

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-10223
Reporting Period: 07/01/2010 - 06/30/2011
ING Senior Income Fund


============================ ING SENIOR INCOME FUND ============================


HAWAIIAN TELCOM HOLDCO, INC.

Ticker:       HWLT           Security ID:  420031106
Meeting Date: MAY 13, 2011   Meeting Type: Annual
Record Date:  MAR 22, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard A. Jalkut        For       For          Management
1.2   Elect Director Kurt M. Cellar           For       For          Management
1.3   Elect Director Walter A. Dods, Jr.      For       For          Management
1.4   Director Warren H. Haruki               For       For          Management
1.5   Elect Director Steven C. Oldham         For       For          Management
1.6   Elect Director Bernard R. Phillips, III For       For          Management
1.7   Elect Director Eric K. Yeaman           For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years
4     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES NV

Ticker:       LYB            Security ID:  N53745100
Meeting Date: AUG 02, 2010   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Reelect M. Carroll and R.M.J. van der   For       Did Not Vote Management
      Meer to Supervisory Board
3     Elect S.F. Cooper to Supervisory Board  For       Did Not Vote Management
4     Reelect B.A. Smith to Supervisory Board For       Did Not Vote Management
5     Approve Remuneration of Supervisory     For       Did Not Vote Management
      Board
6     Allow Questions                         None      None         Management
7     Close Meeting                           None      None         Management


--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES NV

Ticker:       LYB            Security ID:  N53745118
Meeting Date: AUG 02, 2010   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Reelect M. Carroll and R.M.J. van der   For       Did Not Vote Management
      Meer to Supervisory Board
3     Elect S.F. Cooper to Supervisory Board  For       Did Not Vote Management
4     Reelect B.A. Smith to Supervisory Board For       Did Not Vote Management
5     Approve Remuneration of Supervisory     For       Did Not Vote Management
      Board
6     Allow Questions                         None      None         Management
7     Close Meeting                           None      None         Management


--------------------------------------------------------------------------------

MEGA BRANDS INC.

Ticker:       MB             Security ID:  58515N105
Meeting Date: MAY 12, 2011   Meeting Type: Annual
Record Date:  MAR 21, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Victor J. Bertrand       For       For          Management
1.2   Elect Director Marc Bertrand            For       For          Management
1.3   Elect Director Vic Bertrand             For       For          Management
1.4   Elect Director Nicola Di Iorio          For       For          Management
1.5   Elect Director Paul Rivett              For       For          Management
1.6   Elect Director Benn Mikula              For       For          Management
1.7   Elect Director Joe Marsilii             For       For          Management
1.8   Elect Director Tom P. Muir              For       For          Management
2     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


--------------------------------------------------------------------------------

SUPERMEDIA INC.

Ticker:       SPMD           Security ID:  868447103
Meeting Date: MAY 11, 2011   Meeting Type: Annual
Record Date:  MAR 14, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Edward J. Bayone         For       For          Management
1.2   Elect Director Robert C. Blattberg      For       For          Management
1.3   Elect Director Charles B. Carden        For       For          Management
1.4   Elect Director Robin Domeniconi         For       For          Management
1.5   Elect Director Thomas D. Gardner        For       For          Management
1.6   Elect Director David E. Hawthorne       For       For          Management
1.7   Elect Director Peter J. McDonald        For       For          Management
1.8   Elect Director Thomas S. Rogers         For       For          Management
1.9   Elect Director John Slater              For       For          Management
1.10  Elect Director Douglas D. Wheat         For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

XERIUM TECHNOLOGIES, INC.

Ticker:       XRM            Security ID:  98416J118
Meeting Date: OCT 29, 2010   Meeting Type: Annual
Record Date:  SEP 29, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Stephen R. Light         For       For          Management
1.2   Elect Director Ambassador A.H. Foley    For       For          Management
1.3   Elect Director Jay J. Gurandiano        For       For          Management
1.4   Elect Director John F. McGovern         For       For          Management
1.5   Elect Director Edward Paquette          For       For          Management
1.6   Elect Director Marc Saiontz             For       For          Management
1.7   Elect Director James F. Wilson          For       For          Management
2     Ratify Auditors                         For       For          Management



========== END N-PX REPORT

--------------------------------------------------------------------------------

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING SENIOR INCOME FUND

By:    /s/ Shaun P. Mathews
       -------------------------
       Shaun P. Mathews
       President and Chief
       Executive Officer

Date:  August 26, 2011